Consolidated Statements of Stockholders' Deficit (USD $)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]	Related Party Receivable [Member]	Total
Balance at Dec. 31, 2011	$ 12,415,500	$ 5,844,758	$ 3,510,588	$ (23,959,518)		$ (78,993)	$ (2,267,665)
Balance, shares at Dec. 31, 2011	124,155	10,895,293
Common stock warrants issued for services			13,383,269				13,383,269
Common stock warrants issued in lieu of interest			202,719				202,719
Common stock warrants issued in connection with notes payable			102,232				102,232
Issuance of related party receivable						(29,250)	(29,250)
Net income (loss)				(16,324,142)			(16,324,142)
Balance at Dec. 31, 2012	12,415,500	5,844,758	17,198,808	(40,283,660)		(108,243)	(4,932,837)
Balance, shares at Dec. 31, 2012	124,155	10,895,293
Common stock warrants issued for services							0
Issuance of common stock for settlement of notes payable		330,667	(57,119)				273,548
Issuance of common stock for settlement of notes payable, shares		330,667
Settlement of common stock exchanged for notes payable					(200,000)		(200,000)
Exchange of preferred stock for related party receivable	(108,243)					108,243
Exchange of preferred stock for related party receivable, shares	(1,083)
Net income (loss)				230,061			230,061
Balance at Dec. 31, 2013	$ 12,307,257	$ 6,175,425	$ 17,141,689	$ (40,053,599)	$ (200,000)		$ (4,629,228)
Balance, shares at Dec. 31, 2013	123,072	11,225,960